Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

Note 10. Stock-based Compensation

During the six months ended June 30, 2022 and 2021, there was $17,841 in stock-based compensation associated with stock options included in Research and development expense. Additionally, during the same periods there was expense associated with shares issued for services. The following table shows how the expenses associated with shares issued for services were classified in the condensed consolidated statements of operations during the respective periods.

	Six Months Ended June 30,
	2022	2021
Research and development	$-	$29,031
Sales and marketing	-	48,628
General and administrative	6,968	48,178
Total expense – shares issued for services	$6,968	$125,837

During the six months ended June 30, 2021 there were 450,000 options granted to certain scientific and business advisors (“Advisors”) with a weighted-average exercise price of $0.65. The options vest in equal annual installments over three years beginning in April 2021 and expire five years after grant date. There were no options exercised, forfeited or cancelled during the period. During the six months ended June 30, 2022 there were no options granted.

As of June 30, 2022, there was $18,243 of unrecognized compensation related to 1,100,000 outstanding options which is expected to be recognized over a weighted-average period of 9 months. The options are being expensed over the vesting period for each Advisor. The weighted-average grant date fair value for options granted during the six months June 30, 2022 was $0.12.

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Risk-free interest rate	N/A	0.21%
Expected life of the options	N/A	3.5 years
Expected volatility of the underlying stock	N/A	76.3%
Expected dividend rate	N/A	0%

The risk-free interest rates are derived from the U.S. Treasury yield curve in effect on the date of grant for instruments with a remaining term similar to the expected term of the options. The expected life of the options is based on the option term. Due to the Company’s limited historical data, the expected volatility is calculated based upon the historical volatility of comparable companies whose share prices are publicly available for a sufficient period of time. The dividend rate is based on the Company never paying or having the intent to pay any cash dividends.

Options outstanding at June 30, 2022 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 12, 2020	500,000	333,333	$0.40	March 12, 2025
June 27, 2020	150,000	100,000	$0.40	June 27, 2025
January 1, 2021	450,000	300,000	$0.65	December 31, 2025
Total	1,100,000	583,333

Warrants outstanding at June 30, 2022 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 16, 2021	15,900	15,900	$0.75	March 15, 2023
May 7, 2021	53,704	53,704	$0.74	May 6, 2023
June 17, 2021	12,189	12,189	$0.83	June 16, 2023
August 10, 2021	930,000	930,000	$1.25	August 9, 2024
February 23, 2022	14,854	14,854	$0.705	February 22, 2024
Total	1,026,647	1,026,647

Note 9. Stock-based Compensation

During the years ended December 31, 2021 and 2020, there was $35,683 and $7,082, respectively, in stock-based compensation associated with stock options included in research and development expense. Additionally, during the same periods there was $198,811 and $141,771, respectively, of expense associated with shares issued for services. The following table shows where the expense has been recorded.

	Years Ended December 31,
	2021	2020
Research and development	$29,031	$57,469
Sales and marketing	98,331	60,219
General and administrative	71,449	24,083
Total expense – shares issued for services	$198,811	$141,771

During the year ended December 31, 2021, there were 450,000 options granted to certain scientific and business advisors (“Advisors”) with a weighted-average exercise price of $0.65. The options vest in equal annual installments over three years beginning in April 2021 and expire five years after grant date. During the year ended December 31, 2020, there were 650,000 options granted to certain scientific and business advisors (“Advisors”) with a weighted-average exercise price of $0.40. The options vest in equal annual installments over three years beginning in July 2020 and expire five years after grant date. There were no options exercised, forfeited or cancelled during either period.

As of December 31, 2021, there was $36,085 of unrecognized compensation related to the 1,100,000 of outstanding options which is expected to be recognized over a weighted-average period of 14 months. The options are being expensed over the vesting period for each Advisor. The weighted-average grant date fair value for options granted during the year ended December 31, 2021 was $0.12.

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Risk-free interest rate	0.21%	0.51%
Expected life of the options	3.5 years	3.5 years
Expected volatility of the underlying stock	76.3%	70.7%
Expected dividend rate	0%	0%

The risk-free interest rates are derived from the U.S. Treasury yield curve in effect on the date of grant for instruments with a remaining term similar to the expected term of the options. The expected life of the options is based on the option term. Due to the Company’s limited historical data, the expected volatility is calculated based upon the historical volatility of comparable companies whose share prices are publicly available for a sufficient period of time. The dividend rate is based on the Company never paying or having the intent to pay any cash dividends.

On March 8, 2021, the Company entered into a Consulting Agreement (“Agreement 1”) with an Investor Relations Consultant, pursuant to which the Investor Relations Consultant was to provide investor relations services to the Company for consideration of 120,000 shares of common stock of the Company (the “Share Payment”) in addition to monthly cash payments for a term of three months. Agreement 1 contains a clause providing the Company the right to cancel the shares of common stock pursuant to the terms of Agreement 1. The value of the shares were to be expensed when the Investor Relations Consultant met the terms of the Consulting Agreement. The Company notified the Consultant that the Agreement was terminated effective April 7, 2021 without the terms of the Consulting Agreement being met. The Company cancelled the Share Payment associated with the Consulting Agreement.

On March 10, 2021, the Company entered into a Consulting Agreement (“Agreement 2”) with a Legal Consultant to provide legal services to the Company for consideration of 30,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 2 is 16 months and the value of the shares is being expensed over the term.

On May 5, 2021, the Company entered into a Consulting Agreement (“Agreement 3”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 30,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 3 was three months and the value of the shares was expensed over the term.

On June 14, 2021, the Company entered into a one-month Consulting Agreement (“Agreement 4”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 20,000 shares of common stock of the Company (the “Share Payment”).

On July 16, 2021, the Company entered into a one-month Consulting Agreement (“Agreement 5”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 20,000 shares of common stock of the Company (the “Share Payment”).

On August 16, 2021, the Company entered into a one-month Consulting Agreement (“Agreement 6”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 20,000 shares of common stock of the Company (the “Share Payment”).

Options outstanding at December 31, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 12, 2020	500,000	333,333	$0.40	March 12, 2025
June 27, 2020	150,000	100,000	$0.40	June 27, 2025
January 1, 2021	450,000	150,000	$0.65	December 31, 2025
Total	1,100,000	583,667

Warrants outstanding at December 31, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 16, 2021	15,900	15,900	$0.75	March 15, 2023
May 7, 2021	53,704	53,704	$0.74	May 6, 2023
June 17, 2021	12,189	12,189	$0.83	June 16, 2023
August 10, 2021	930,000	930,000	$1.25	August 9, 2024
Total	1,011,793	1,011,793